Disclosure of material accounting policy information: Description of accounting policy for financial instruments (Policies)	12 Months Ended
Jan. 31, 2025
Policies
Description of accounting policy for financial instruments

Financial instruments

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit or loss (“FVTPL”), at fair value through other comprehensive loss (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of financial instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition, the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held-for-trading or derivatives) or the Company has opted to measure them at FVTPL.

The following table shows the classification of financial assets and financial liabilities:

Financial assets/liabilities	Classification
Cash	FVTPL
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
Due to related parties	Amortized cost
Notes payable	Amortized cost

Financial assets

On initial recognition, financial assets are recognized at fair value and are subsequently classified and measured at: (i) amortized cost; (ii) FVTOCI; or (iii) FVTPL. The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at fair value net of transaction costs that are directly attributable to its acquisition except for financial assets at FVTPL where transaction costs are expensed.

All financial assets not classified and measured at amortized cost or FVTOCI are measured at FVTPL. On initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income or loss.

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

The classification determines the method by which the financial assets are carried on the consolidated statement of financial position subsequent to initial recognition and how changes in value are recorded.

Financial liabilities

Financial liabilities are designated as either: (i) FVTPL; or (ii) other financial liabilities. All financial liabilities are classified and subsequently measured at amortized cost except for financial liabilities at FVTPL. The classification determines the method by which the financial liabilities are carried on the consolidated statement of financial position subsequent to initial recognition and how changes in value are recorded. Accounts payable are classified under other financial liabilities and carried on the consolidated statements of financial position at amortized cost.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and/or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Gains and losses on derecognition are generally recognized in profit or loss. The Company does not have any derivative financial assets and liabilities as at the year ends presented.